ISI Strategy Fund, Inc.
RISK/RETURN SUMMARY

Investment Objective
The investment objective of the Fund is to maximize total return through a combination of long-term growth of capital and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 11 of this Prospectus and the “Distribution of Fund Shares” section on page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	ISI Strategy Fund, Inc. ISI Strategy Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ISI Strategy Fund, Inc. ISI Strategy Fund Shares
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ISI Strategy Fund, Inc. ISI Strategy Fund Shares	403	621	857	1,533

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s assets are actively allocated between common stocks of U.S. issuers and securities issued by the United States Treasury (“U.S. Treasury Securities”). The allocation of the Fund’s assets between U.S. common stocks and U.S. Treasury Securities is based upon the Advisor’s analysis of the pace of the economy and its forecast of the direction of interest rates and corporate earnings. When the Advisor expects the environment ahead to be more favorable to financial assets, the Fund would move towards a more aggressive strategy with a heavier weighting in common stocks. Conversely, when the Advisor expects a defensive environment ahead for financial assets, the Fund will move towards a conservative strategy with a heavier weighting in U.S. Treasury Securities and an emphasis on maturities of five years or less. A neutral strategy will be used in an environment with more mixed news. The allocation of the Fund’s assets will be reviewed periodically in light of the Advisor’s forecasts and will be changed when the Advisor believes it is appropriate.

The Fund’s assets will generally be allocated as follows:

•	Aggressive Strategy - approximately 100% in common stocks. An aggressive strategy is defined as the strategy used when the Advisor expects the environment to be more favorable to financial assets, characterized by low inflation, declining interest rates and/or rising corporate profits.

•	Neutral Strategy - approximately 75% in common stocks and 25% in U.S. Treasury Securities. A neutral strategy is defined as the strategy used when the Advisor expects the environment to be between aggressive and conservative.

•	Conservative Strategy - approximately 50% in common stocks and 50% in U.S. Treasury Securities. A conservative strategy is defined as the strategy used when the Advisor expects a defensive environment for financial assets, characterized by rising interest rates and/or declining corporate profits.

Common Stock Selection. The Fund’s common stock investments are selected using a quantitative model that seeks to capture an enhanced return from the broad U.S. equity market, as represented by the Wilshire 5000 Total Market Index (the “Wilshire 5000”). The Wilshire 5000 represents the broadest index for the U.S. equity market, and consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market. Using this quantitative model, the portfolio managers select a sampling of the common stocks contained in the Wilshire 5000 in an attempt to match the return of the Wilshire 5000 plus 1% to 2%, with volatility that from time-to-time may exceed that of the Wilshire 5000. The portfolio managers use this model to construct an equity portfolio having a market capitalization and industry sector weightings that closely resemble that of the Wilshire 5000, but, when the model suggests, the Fund’s sector weightings will be varied slightly in an effort to provide enhanced returns.

U.S. Treasury Security Selection. U.S. Treasury Securities include Treasury bills, notes and bonds as well as Treasury Inflation-Protected Securities (“TIPs”) and Separate Trading of Registered Interest and Principal Securities (“STRIPS”). TIPs are securities whose principal is adjusted according to changes in the consumer price index and whose principal increases with inflation and decreases with deflation. STRIPS are securities that do not pay interest currently but are purchased at a discount and are payable in full at maturity. U.S. Treasury Securities are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. The Advisor buys and sells U.S. Treasury Securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from possible changes in interest rates. At certain times, the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (less than 5 years) and at other times it may be relatively long (over 10 years). If the market environment is defensive and rising interest rates and weak corporate earnings are expected, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, declining interest rates and rising corporate profits, the Fund may invest primarily in securities with longer-term maturities.

Principal Risks

The Fund may be suited for you if you are seeking long-term total return.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. Common stocks are subject to market risks and at times, the stock markets can be volatile and stock prices can change dramatically. The price of U.S. Treasury Securities will change in response to changes in general economic conditions and market factors, especially interest rate changes. The Fund’s investments in common stocks can be expected to be more volatile than the Fund’s investments in U.S. Treasury Securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Stock Market Risks

The value of the common stocks held by the Fund will fluctuate based upon overall economic conditions, interest rates, conditions within a particular industry, investor perceptions of the economy, the performance of the markets, and the performance of companies represented by the Wilshire 5000. Stock markets tend to move in cycles and may experience periods of turbulence and instability.

•	Small and Medium-Sized Company Risk. The prices of the securities of small and medium capitalization companies can fluctuate more significantly than the prices of the securities of larger companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. Small and medium sized companies may have the following risks:

•	analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;

•	their securities may be traded in the over-the-counter markets or on a regional securities exchange, potentially making them more thinly traded and less liquid than securities of larger companies;

•	changes in the value of small and medium sized company stocks may not mirror the fluctuations of the overall stock market; and

•	they may have more limited product lines, markets and financial resources, which may make them more susceptible to economic or market setbacks.

•	Large-Sized Company Risk. The prices of securities of larger capitalization companies can fluctuate due to changes in market, economic and business conditions. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

U.S. Treasury Security Risks

•	Interest Rate Risk. The value of the Fund’s U.S. Treasury Securities can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury Securities may be lower than the yields available from other types of fixed-income investments.

•	Maturity Risk. Longer-term U.S. Treasury Securities and STRIPS generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Management Risks

There can be no assurance that the Advisor will be successful in assessing economic trends and actively allocating the Fund’s investments. The Advisor’s assessment of market and economic conditions may cause it to invest too much or too little in either stocks or U.S. Treasury Securities, which could adversely affect the Fund’s performance. There is no guarantee that the Fund will achieve its investment objective.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -17.14% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011

The table below shows how the Fund’s average annual total returns compare with those of the Wilshire 5000 Index. The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the U.S. equity market. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns ISI Strategy Fund, Inc.	1 Year	5 Years	10 Years
ISI Strategy Fund Shares	(2.81%)	0.65%	3.72%
ISI Strategy Fund Shares - Return After Taxes on Distributions	(2.98%)	0.16%	3.23%
ISI Strategy Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(1.61%)	0.40%	3.02%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	0.59%	0.33%	3.93%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ISI STRATEGY FUND INC
CIK	dei_EntityCentralIndexKey	0001041927
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 24, 2012
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
ISI Strategy Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
RISK/RETURN SUMMARY

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to maximize total return through a combination of long-term growth of capital and current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 11 of this Prospectus and the “Distribution of Fund Shares” section on page 19 of the Fund’s Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund’s assets are actively allocated between common stocks of U.S. issuers and securities issued by the United States Treasury (“U.S. Treasury Securities”). The allocation of the Fund’s assets between U.S. common stocks and U.S. Treasury Securities is based upon the Advisor’s analysis of the pace of the economy and its forecast of the direction of interest rates and corporate earnings. When the Advisor expects the environment ahead to be more favorable to financial assets, the Fund would move towards a more aggressive strategy with a heavier weighting in common stocks. Conversely, when the Advisor expects a defensive environment ahead for financial assets, the Fund will move towards a conservative strategy with a heavier weighting in U.S. Treasury Securities and an emphasis on maturities of five years or less. A neutral strategy will be used in an environment with more mixed news. The allocation of the Fund’s assets will be reviewed periodically in light of the Advisor’s forecasts and will be changed when the Advisor believes it is appropriate.

The Fund’s assets will generally be allocated as follows:

•	Aggressive Strategy - approximately 100% in common stocks. An aggressive strategy is defined as the strategy used when the Advisor expects the environment to be more favorable to financial assets, characterized by low inflation, declining interest rates and/or rising corporate profits.

•	Neutral Strategy - approximately 75% in common stocks and 25% in U.S. Treasury Securities. A neutral strategy is defined as the strategy used when the Advisor expects the environment to be between aggressive and conservative.

•	Conservative Strategy - approximately 50% in common stocks and 50% in U.S. Treasury Securities. A conservative strategy is defined as the strategy used when the Advisor expects a defensive environment for financial assets, characterized by rising interest rates and/or declining corporate profits.

Common Stock Selection. The Fund’s common stock investments are selected using a quantitative model that seeks to capture an enhanced return from the broad U.S. equity market, as represented by the Wilshire 5000 Total Market Index (the “Wilshire 5000”). The Wilshire 5000 represents the broadest index for the U.S. equity market, and consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market. Using this quantitative model, the portfolio managers select a sampling of the common stocks contained in the Wilshire 5000 in an attempt to match the return of the Wilshire 5000 plus 1% to 2%, with volatility that from time-to-time may exceed that of the Wilshire 5000. The portfolio managers use this model to construct an equity portfolio having a market capitalization and industry sector weightings that closely resemble that of the Wilshire 5000, but, when the model suggests, the Fund’s sector weightings will be varied slightly in an effort to provide enhanced returns.

U.S. Treasury Security Selection. U.S. Treasury Securities include Treasury bills, notes and bonds as well as Treasury Inflation-Protected Securities (“TIPs”) and Separate Trading of Registered Interest and Principal Securities (“STRIPS”). TIPs are securities whose principal is adjusted according to changes in the consumer price index and whose principal increases with inflation and decreases with deflation. STRIPS are securities that do not pay interest currently but are purchased at a discount and are payable in full at maturity. U.S. Treasury Securities are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. The Advisor buys and sells U.S. Treasury Securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from possible changes in interest rates. At certain times, the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (less than 5 years) and at other times it may be relatively long (over 10 years). If the market environment is defensive and rising interest rates and weak corporate earnings are expected, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, declining interest rates and rising corporate profits, the Fund may invest primarily in securities with longer-term maturities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund may be suited for you if you are seeking long-term total return.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. Common stocks are subject to market risks and at times, the stock markets can be volatile and stock prices can change dramatically. The price of U.S. Treasury Securities will change in response to changes in general economic conditions and market factors, especially interest rate changes. The Fund’s investments in common stocks can be expected to be more volatile than the Fund’s investments in U.S. Treasury Securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Stock Market Risks

The value of the common stocks held by the Fund will fluctuate based upon overall economic conditions, interest rates, conditions within a particular industry, investor perceptions of the economy, the performance of the markets, and the performance of companies represented by the Wilshire 5000. Stock markets tend to move in cycles and may experience periods of turbulence and instability.

•	Small and Medium-Sized Company Risk. The prices of the securities of small and medium capitalization companies can fluctuate more significantly than the prices of the securities of larger companies. The smaller the company, the greater effect these risks may have on that company’s operations and performance. Small and medium sized companies may have the following risks:

•	analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;

•	their securities may be traded in the over-the-counter markets or on a regional securities exchange, potentially making them more thinly traded and less liquid than securities of larger companies;

•	changes in the value of small and medium sized company stocks may not mirror the fluctuations of the overall stock market; and

•	they may have more limited product lines, markets and financial resources, which may make them more susceptible to economic or market setbacks.

•	Large-Sized Company Risk. The prices of securities of larger capitalization companies can fluctuate due to changes in market, economic and business conditions. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

U.S. Treasury Security Risks

•	Interest Rate Risk. The value of the Fund’s U.S. Treasury Securities can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury Securities may be lower than the yields available from other types of fixed-income investments.

•	Maturity Risk. Longer-term U.S. Treasury Securities and STRIPS generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Management Risks

There can be no assurance that the Advisor will be successful in assessing economic trends and actively allocating the Fund’s investments. The Advisor’s assessment of market and economic conditions may cause it to invest too much or too little in either stocks or U.S. Treasury Securities, which could adversely affect the Fund’s performance. There is no guarantee that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-882-8585
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 14.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -17.14% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare with those of the Wilshire 5000 Index. The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the U.S. equity market. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ISI Strategy Fund, Inc. | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	3.93%
ISI Strategy Fund, Inc. | ISI Strategy Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STRTX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	403
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	621
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	857
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,533
2002	rr_AnnualReturn2002	(12.55%)
2003	rr_AnnualReturn2003	21.17%
2004	rr_AnnualReturn2004	8.96%
2005	rr_AnnualReturn2005	7.92%
2006	rr_AnnualReturn2006	11.89%
2007	rr_AnnualReturn2007	7.73%
2008	rr_AnnualReturn2008	(30.15%)
2009	rr_AnnualReturn2009	24.16%
2010	rr_AnnualReturn2010	13.77%
2011	rr_AnnualReturn2011	0.21%
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	3.72%
ISI Strategy Fund, Inc. | ISI Strategy Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	3.23%
ISI Strategy Fund, Inc. | ISI Strategy Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	3.02%